Investments Derivative Instruments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Aug. 25, 2016
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	[1]	$ 0.0		$ 4.4
Gain (Loss) on Derivative Instruments, Net, Pretax		(20.0)		(20.7)		$ (64.1)
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 370.0	[2]	$ 18.0	[2]	$ 44.0	[2]	$ 350.0
Purpose		Manage interest rate risk		Manage interest rate risk		Manage interest rate risk
Derivative Assets (Liabilities), at Fair Value, Net	[1]	$ 0.0		$ 0.0
Gain (Loss) on Derivative Instruments, Net, Pretax		(1.3)		0.2		$ 0.5
Non-hedging Instruments | Interest Rate Swaps | Fixed maturities
Derivative [Line Items]
Derivative, Notional Amount	[2]	$ 0.0		$ 750.0		$ 750.0
Purpose		Manage portfolio duration		Manage portfolio duration		Manage portfolio duration
Derivative Assets (Liabilities), at Fair Value, Net	[1]	$ 0.0		$ 4.4
Gain (Loss) on Derivative Instruments, Net, Pretax		0.0		(23.4)		$ (64.6)
Non-hedging Instruments | Interest Rate Swaps | Closed Positions [Member]
Derivative [Line Items]
Derivative, Notional Amount	[2]	$ 750.0		$ 0.0		$ 0.0
Purpose		Manage portfolio duration		Manage portfolio duration		Manage portfolio duration
Derivative Assets (Liabilities), at Fair Value, Net	[1]	$ 0.0		$ 0.0
Gain (Loss) on Derivative Instruments, Net, Pretax		(19.0)		0.0		$ 0.0
Non-hedging Instruments | Future [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	[1]	0.0		0.0
Non-hedging Instruments | Future [Member] | Closed Positions [Member]
Derivative [Line Items]
Derivative, Notional Amount	[2]	$ 135.0		$ 691.0		$ 0.0
Purpose		Manage portfolio duration		Manage portfolio duration		Manage portfolio duration
Derivative Assets (Liabilities), at Fair Value, Net	[1]	$ 0.0		$ 0.0
Gain (Loss) on Derivative Instruments, Net, Pretax		$ 0.3		$ 2.5		$ 0.0

[1]	To the extent we held both derivative assets and liabilities with the same counterparty that were subject to an enforceable master netting arrangement, we reported them on a gross basis on our balance sheets, consistent with our historical presentation.
[2]	The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.